April 7, 2015
Via EDGAR
Michelle Roberts
Senior Attorney
Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington D.C. 20549
RE:    Principal Life Insurance Company
Separate Account B
Principal Investment Plus Variable Annuity
Post-Effective Amendment No. 6 to Registration Statement on Form N-4
File No.: 811-02091, 333-188293
Dear Ms. Roberts:
Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant is filing with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-4 under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”) for the above-named Contract.
Under this Amendment, the following changes would take effect on the date set forth in the Prospectus and be applicable for all Contracts with application dates on or after that date:

•	Remove the Investment Back feature from the Principal Income Builder 10 GMWB rider in states that have approved.

•	Increase rider charge for the Principal Income Builder 10 GMWB rider in states that have approved, but the charges stay within the maximum charges set forth in the prospectus.

•	Changes to the withdrawal benefit payment percentages for the Principal Income Builder 3 GMWB rider in states that have approved.
None of the above changes applies to Contracts with application dates prior to the effective date of the changes as set forth in the Prospectus. Registrant will provide a redlined copy of the filing compared to the May 1, 2014 prospectus.
The Amendment is not being filed to update or amend the prospectuses or statement of additional information for the Registrant’s other variable annuity contracts.
The Amendment contains a facing sheet, a Prospectus, a Statement of Additional Information, Part C, and a signature page.
We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Please call me at 515-362-2384 if you have any questions.
Sincerely,
/s/ Doug Hodgson
Doug Hodgson
Counsel, Registrant